Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Guinness Atkinson Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Alternative Energy Fund
Class Name	Guinness Atkinson Alternative Energy Fund
Trading Symbol	GAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/alternative-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Alternative Energy Fund produced a total return of 14.96% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to the following.

Whilst the majority of our top performers have benefitted from improving data centre spending in the first half of the year, we are encouraged by strength across a range of sectors. Chip makers, electrical equipment manufacturers, and building product names are discussed as follows:

  Our power electronics names (Infineon, NXP, Amphenol, Sensata) performed well on account of substantial growth in their AI data centre offerings and order intake, supplemented by recovering automotive and industrial end markets. Over the reporting period, Infineon performed strongly as investors responded positively to growth in its AI and data centre business and improving demand trends in its end markets.

  The electrical infrastructure companies all performed well, driven by an acceleration in global electrification activity, grid spending and, in select cases (such as Schneider & Legrand), exposure to the data centre sub-sector. Top contributor Prysmian saw a data centre driven recovery in its telecom fibre business as well as announcing three contract awards for large subsea high voltage cables.

  Buildings names demonstrated resilience in the half, in spite of new build activity in the US and Europe remaining subdued. Trane Technologies continued to demonstrate strong order intake for its efficient commercial cooling solutions in the US, while Owens Corning rallied sharply after receiving a $10bn takeover offer from fellow portfolio holding Carlisle to create a one stop shop for commercial and residential roofing and insulation products.

  Poorer contributors covered various themes and end markets. Chinese clean energy names (Canadian Solar, Xinyi Solar, China Longyuan) continue to suffer the aftereffects of China's transition from fixed feed-in tariffs to market pricing mechanisms for renewables, putting downward pressure on generator margins and reducing demand for equipment. AECOM, (added in April) has performed poorly year-to-date, in spite of record margins and strong bookings on fears that its use of AI tools might interfere with its current business model based on billable hours.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	14.96%	29.85%	2.31%	10.81%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 20,990,647
Holdings Count | shares	32
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$20,990,647
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	8%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.20%
Iberdrola SA	4.90%
Eaton Corp PLC	4.50%
Schneider Electric SE	4.40%
Hubbell Inc	4.40%
Prysmian SpA	4.30%
Trane Technologies PLC	4.30%
Infineon Technologies AG	4.30%
Siemens AG	4.30%
Legrand SA	4.30%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.20%
Iberdrola SA	4.90%
Eaton Corp PLC	4.50%
Schneider Electric SE	4.40%
Hubbell Inc	4.40%
Prysmian SpA	4.30%
Trane Technologies PLC	4.30%
Infineon Technologies AG	4.30%
Siemens AG	4.30%
Legrand SA	4.30%

Guinness Atkinson Asia Focus Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Asia Focus Fund
Class Name	Guinness Atkinson Asia Focus Fund
Trading Symbol	IASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/asia-focus-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$105	1.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Asia Focus Fund produced a total return of 13.53% vs the MSCI AC Asia Pacific ex Japan Index (net return) of 23.93%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Positive contributions from select stocks in Tech sector including Applied Material, Elite Material and Largan Precision.

  Underweight to Financials provided positive relative contributions.

  Positive stock selection in Communication Services.

  Positive contributions from zero-weights in Materials, Energy, Industrials and Utilities.

Areas which detracted from the Fund's performance were:

  Underweight to AI beneficiaries: We do not hold Samsung Electronics. We added SK Hynix to the Fund in the second quarter, but it is held at an underweight (3%) to the benchmark due to our equal weight strategy. TSCM is also held at an underweight (10%). In the second quarter, these three names alone contributed over 78% of the benchmark's total returns.

  Overweight to China where weaker domestic confidence continues to drag.

  Underweight to Korea, where AI Capex supercycle is driving strength in Samsung and SK Hynix.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	13.53%	28.65%	1.28%	8.10%
MSCI AC Asia Pacific ex Japan Index (Net Return)	23.93%	40.75%	7.32%	10.56%
MSCI AC Far East ex Japan Index (Net Return)	33.82%	61.07%	8.17%	11.43%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Performance Table Market Index Changed [Text Block]	As of May 1, 2026, the Fund's primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund's investment objectives, policies or strategies.
Net Assets	$ 11,957,685
Holdings Count | shares	30
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$11,957,685
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Samsung Electronics Co Ltd	9.20%
Elite Material Co Ltd	7.30%
Taiwan Semiconductor Manufacturing Co Ltd	6.50%
Applied Materials Inc	5.60%
Largan Precision Co Ltd	4.10%
DBS Group Holdings	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.60%
HDFC Bank Ltd	3.50%
Broadcom Inc	3.20%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	18.00%
Electronic Component Miscellaneous	7.30%
Semiconductor Components - Integrated Circuits	6.50%
E-Commerce/Services	5.30%
Photo Equipment & Supplies	4.10%
Commercial Banks	4.10%
Auto/Truck Parts & Equipment	4.00%
Entertainment Software	3.60%
Banks	3.50%
Machinery - General Industries	3.10%
Machinery - Industrial Machinery	3.00%
Machinery	3.00%
Internet Application Software	3.00%
Auto - Cars/Light Trucks	3.00%
Insurance	2.70%
Metal Processors & Fabricators	2.50%
Food - Dairy Products	2.50%
Machinery - Construction & Mining	2.40%
MRI/Medical Diagnostic Imaging	2.30%
Medical Products	2.30%
E-Commerce/Products	2.30%
Rental Auto/Equipment	2.20%
Personal Care Products	2.20%
Internet & Direct Marketing Retail	2.20%
Textile - Apparel	1.90%
Pharmaceuticals	1.80%
Travel Services	0.10%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Samsung Electronics Co Ltd	9.20%
Elite Material Co Ltd	7.30%
Taiwan Semiconductor Manufacturing Co Ltd	6.50%
Applied Materials Inc	5.60%
Largan Precision Co Ltd	4.10%
DBS Group Holdings	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.60%
HDFC Bank Ltd	3.50%
Broadcom Inc	3.20%

Guinness Atkinson China & Hong Kong Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson China & Hong Kong Fund
Class Name	Guinness Atkinson China & Hong Kong Fund
Trading Symbol	ICHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/china-hong-kong-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$86	1.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson China & Hong Kong Fund produced a total return of -10.95% vs the MSCI China Index (net return) of -14.97%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's relative performance were:

  The structural underweight to Tencent and Alibaba. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%. As Tencent and Alibaba underperformed, the structural underweight position benefited the Fund in relative terms.

  A combination of the overweight in Industrials and stock selection, driven by Weichai Power.

  The underweight to Materials which underperformed.

Areas which detracted from the Fund's relative performance were:

  The underweight in Information Technology, which significantly outperformed.

  The underweight to Financials which outperformed, as well as stock selection driven by China Merchants Bank, AIA Group and Hong Kong Exchanges and Clearing.

  Stock selection in Healthcare, driven by Sino Biopharmaceutical.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	-10.95%	2.82%	-7.69%	2.92%
MSCI China Index (Net Return)	-14.97%	-4.94%	-6.62%	4.34%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 22,635,040
Holdings Count | shares	31
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$22,635,040
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hongfa Technology Co Ltd	4.90%
Hangzhou First Applied Materials	4.40%
Tencent Holdings Ltd	4.30%
Midea Group Co Ltd	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.80%
Inner Mongolia Yili - A Shares	3.70%
AIA Group Ltd	3.70%
Baidu Inc	3.60%
Shenzhen Inovance Technology Co Ltd.	3.60%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hongfa Technology Co Ltd	4.90%
Hangzhou First Applied Materials	4.40%
Tencent Holdings Ltd	4.30%
Midea Group Co Ltd	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.80%
Inner Mongolia Yili - A Shares	3.70%
AIA Group Ltd	3.70%
Baidu Inc	3.60%
Shenzhen Inovance Technology Co Ltd.	3.60%

Guinness Atkinson Global Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Energy Fund
Class Name	Guinness Atkinson Global Energy Fund
Trading Symbol	GAGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$80	1.46%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Energy Fund produced a total return of 20.61% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the Global Energy Fund over the period, stronger performers included:

  European mid-cap integrateds: Repsol, GALP, Eni and OMV were among the strongest contributors during the first phase of the Iran conflict, helped by higher Brent-linked earnings and elevated refining margins.

  Oil services: Baker Hughes, Schlumberger and Halliburton performed well, supported at different points by expectations of higher service activity outside the Middle East, a rebuilding of damaged Gulf based oil & gas facilities, plus growth of LNG demand.

  Canadian integrateds and oil sands: Canadian Natural Resources, Suncor, Cenovus and Imperial Oil benefited from stronger oil prices and a renewed appreciation of secure, non-Middle Eastern supply.US refining: Valero and refining-linked parts of the majors (e.g. Exxon) were supported by tight product markets and the increasing importance of refinery flexibility as crude flows altered.

Sectors in the portfolio that were relatively weaker over the period included:

  Emerging market oils: PetroChina and Sinopec lagged over the period as Chinese government caps on refined product prices resulted in lower profitability for the Chinese majors versus Western peers.

  North American midstream: Enbridge, Kinder Morgan and TC Energy performed respectably in absolute terms, but with lower operating leverage to rising oil and gas prices than upstream focused companies, were relative underperformers.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	20.61%	33.87%	15.53%	6.02%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%
MSCI World Energy Index (Net Return)	18.51%	28.45%	16.92%	7.83%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 12,555,018
Holdings Count | shares	29
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$12,555,018
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Valero Energy Corp	5.20%
TotalEnergies SE	4.60%
Chevron Corp	4.60%
BP PLC	4.40%
Shell PLC	4.30%
ConocoPhillips	4.20%
Repsol SA	3.80%
Canadian Natural Resources Ltd	3.80%
Cenovus Energy Inc	3.70%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Valero Energy Corp	5.20%
TotalEnergies SE	4.60%
Chevron Corp	4.60%
BP PLC	4.40%
Shell PLC	4.30%
ConocoPhillips	4.20%
Repsol SA	3.80%
Canadian Natural Resources Ltd	3.80%
Cenovus Energy Inc	3.70%

Guinness Atkinson Global Innovators Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Investor Class
Trading Symbol	IWIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 7.19% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The Fund benefitted from its overweight position to the Information Technology sector as it outperformed the broader index (+21.6% vs +9.7% in USD). This was supported by positive stock selection within the sector as Fund holdings including Applied Materials (+181.8% in USD), KLA (+148.8%), and Lam Research (+153.5%) delivered robust returns above the MSCI World Information Technology sector.

  From an asset allocation perspective, the Fund's overweight position to Communication Services was a drag as the sector underperformed the wider benchmark (-0.2% vs +9.7%). Further, Fund holding Netflix (-23.8%) disappointed by not raising their full year guidance. This created a stock selection headwind, despite the company recently printing a solid set of quarterly results.

  The Fund saw a tailwind from a zero-weight allocation to some of the benchmark's weaker sectors including Utilities (+8.9%), Real Estate (+6.6%), and Materials (+9.3%). The headwind faced in the first quarter from having no exposure to Energy partially reversed in the second quarter, with investors rotating away from the sector as progress was made towards de-escalating the US-Iran conflict that has affected energy supplies.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	7.19%	16.83%	9.91%	15.71%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 197,426,314
Holdings Count | shares	30
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$197,426,314
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%

Guinness Atkinson Global Innovators Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Institutional Class
Trading Symbol	GINNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 7.33% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The Fund benefitted from its overweight position to the Information Technology sector as it outperformed the broader index (+21.6% vs +9.7% in USD). This was supported by positive stock selection within the sector as Fund holdings including Applied Materials (+181.8% in USD), KLA (+148.8%), and Lam Research (+153.5%) delivered robust returns above the MSCI World Information Technology sector.

  From an asset allocation perspective, the Fund's overweight position to Communication Services was a drag as the sector underperformed the wider benchmark (-0.2% vs +9.7%). Further, Fund holding Netflix (-23.8%) disappointed by not raising their full year guidance. This created a stock selection headwind, despite the company recently printing a solid set of quarterly results.

  The Fund saw a tailwind from a zero-weight allocation to some of the benchmark's weaker sectors including Utilities (+8.9%), Real Estate (+6.6%), and Materials (+9.3%). The headwind faced in the first quarter from having no exposure to Energy partially reversed in the second quarter, with investors rotating away from the sector as progress was made towards de-escalating the US-Iran conflict that has affected energy supplies.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	7.33%	17.12%	10.18%	16.00%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 197,426,314
Holdings Count | shares	30
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$197,426,314
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%

Guinness Atkinson Asia Pacific Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Asia Pacific Dividend Builder ETF
Class Name	Guinness Atkinson Asia Pacific Dividend Builder ETF
Trading Symbol	ADIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/adiv/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Pacific Dividend Builder ETF	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Asia Pacific Dividend Builder ETF produced a total return of 3.92% vs the MSCI AC Asia Pacific ex Japan Index (net return) of 23.93%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Positive contributions from Elite Material, Largan Precision and Novatek. Microelectronics in the Tech sector, all benefitting from the continued interest in AI.

  Communication Services, both from our relative underweight, as well as positive stock. selection (namely not holding Alibaba or Tencent).

  Zero-weights in Materials, Energy and Industrials.

  Underweight in India, where we only hold one name (Tech Mahindra).

  Stock Selection in Hong Kong, again from not holding Alibaba or Tencent.

Areas which detracted from the Fund's performance were:

  Zero-weight and underweight to AI beneficiaries: Samsung Electronics and SK hynix do not sit within the Fund's investable universe, TSCM is held at an underweight (our equal weight strategy means we are c10% underweight the benchmark). In the first half of this year, these three names contributed over 78% of the benchmark's total returns.

  Overweight to China where weaker domestic confidence continues to drag.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	3.92%	9.79%	6.00%	9.10%
MSCI AC Asia Pacific ex Japan Index (Net Return)	23.93%	40.75%	7.32%	10.56%
MSCI AC Pacific ex Japan Index (Net Return)	29.98%	52.27%	8.03%	11.00%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Performance Table Market Index Changed [Text Block]	As of May 1, 2026, the Fund's primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund's investment objectives, policies or strategies.
Net Assets	$ 53,555,943
Holdings Count | shares	36
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$53,555,943
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	10%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
Elite Material Co Ltd	3.90%
Novatek Microelectronics Corp	3.60%
BOC Hong Kong Holdings Ltd	3.50%
NetEase Inc - ADR	3.40%
DBS Group Holdings	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
China Construction Bank Corp - H Shares	3.10%
Broadcom Inc	3.00%
Nien Made Enterprise Co	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Financial	39.30%
Technology	19.50%
Consumer, Cyclical	15.50%
Industrial	11.40%
Consumer, Non-cyclical	9.80%
Utilities	2.00%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
Elite Material Co Ltd	3.90%
Novatek Microelectronics Corp	3.60%
BOC Hong Kong Holdings Ltd	3.50%
NetEase Inc - ADR	3.40%
DBS Group Holdings	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
China Construction Bank Corp - H Shares	3.10%
Broadcom Inc	3.00%
Nien Made Enterprise Co	3.00%

Guinness Atkinson Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Dividend Builder ETF
Class Name	Guinness Atkinson Dividend Builder ETF
Trading Symbol	DIVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/divs/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Dividend Builder ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Dividend Builder ETF produced a total return of 7.11% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The large overweight allocation to Consumer Staples (6.3%, USD) was a headwind to relative performance since the sector underperformed the market, whilst the Fund's underweight allocation to Communication Services (-0.1%, USD) and Consumer Discretionary (-2.8%, USD) was a positive tailwind.

  Although the Fund's underweight allocation to Information Technology (21.7%, USD) was a detractor to the Fund's relative performance, stock selection more than offset the negative allocation effect. More specifically, Cisco (54.1%, USD), TSMC (57.9%, USD) and Texas Instruments (73.8%, USD) performed strongly over the first half of the year as the holdings benefited from rampant demand towards data centre components.

  Although the Fund's overweight allocation to Health Care (2.2%, USD) was a headwind to performance, positive stock selection thanks to Johnson and Johnson (24.1%, USD) and AbbVie (11.9%, USD) reduced much of the negative allocation effect.

  The Fund's overweight allocation to Industrials was a tailwind to the Fund's relative performance, with particularly strong performance from ABB (42.2%, USD) and Eaton (33%, USD).

  The Fund's zero allocation to Utilities, Materials, and Real Estate, acted as a marginal tailwind to relative Fund performance, whereas the Fund's zero allocation to Energy (19.0%, USD) was a strong headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF	7.11%	9.82%	9.28%	11.49%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 38,465,820
Holdings Count | shares	33
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$38,465,820
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	10%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Cisco Systems Inc	4.30%
Texas Instruments Inc	4.10%
Taiwan Semiconductor Manufacturing Co Ltd	3.60%
Broadcom Inc	3.40%
Eaton Corp PLC	3.30%
ABB Ltd	3.30%
AbbVie Inc	3.30%
Publicis Groupe SA	3.20%
The Coca-Cola Co - ADR	3.00%
Johnson & Johnson	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	36.60%
Industrial	22.00%
Technology	16.70%
Financial	12.90%
Communications	7.50%
Consumer, Cyclical	2.40%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Cisco Systems Inc	4.30%
Texas Instruments Inc	4.10%
Taiwan Semiconductor Manufacturing Co Ltd	3.60%
Broadcom Inc	3.40%
Eaton Corp PLC	3.30%
ABB Ltd	3.30%
AbbVie Inc	3.30%
Publicis Groupe SA	3.20%
The Coca-Cola Co - ADR	3.00%
Johnson & Johnson	3.00%

Guinness Atkinson International Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson International Dividend Builder ETF
Class Name	Guinness Atkinson International Dividend Builder ETF
Trading Symbol	GAID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson International Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gaid/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson International Dividend Builder ETF	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Material Change Date	Jun. 30, 2026
Net Assets	$ 369,448
Holdings Count | shares	0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$369,448
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Change [Text Block]	Material Fund Changes The Fund liquidated on June 30, 2026.
Guinness Atkinson Real Assets Income ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Real Assets Income ETF
Class Name	Guinness Atkinson Real Assets Income ETF
Trading Symbol	GARA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Real Assets Income ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gara/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Real Assets Income ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Real Assets Income ETF produced a total return of 10.18% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in Utilities, driven by Elia Group, American Electric Power, Alliant Energy and Iberdrola. These companies benefited from increasing electricity demand, the need for further investment in power grids and the defensive nature of their regulated earnings.

  Stock selection in Real Estate, led by Equinix, Digital Realty, Welltower and Ventas. Data-centre REITs benefited from continued spending on AI infrastructure, while US senior-housing REITs continued to benefit from strong demand and limited new supply. The Fund's lower exposure to telecommunications towers was also helpful, as tower REITs were relatively weak over the period.

  Infratil: Infratil was a strong contributor after its portfolio company, CDC, announced a 555MW, 30-year Australian data-centre contract with a leading US hyperscaler. The contract increased CDC's contracted capacity to more than 1GW and demonstrated the scale of demand for data-centre infrastructure

Areas which detracted from the Fund's relative performance were:

  The underweight to Energy: Energy was the strongest area of the benchmark over the first half, helped by higher oil prices following the conflict in the Middle East. The Fund's lower exposure to energy infrastructure therefore detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	Since Inception (12/19/2025)
Guinness Atkinson Real Assets Income ETF	10.18%	11.59%
MSCI World Index (Net Return)	9.69%	10.14%
MSCI World Core Infrastructure Index (Net Return)	9.00%	10.28%

Performance Inception Date	Dec. 19, 2025
No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 411,611
Holdings Count | shares	35
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$411,611
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Infratil Ltd	3.60%
Elia Group SA/NV	3.40%
Welltower Inc	3.30%
Equinix Inc	3.30%
Ventas Inc	3.30%
Iberdrola SA	3.10%
Union Pacific Corp	3.00%
3i Infrastructure PLC	3.00%
American Electric Power Co Inc	2.90%
Greencoat UK Wind PLC/Funds	2.90%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Infratil Ltd	3.60%
Elia Group SA/NV	3.40%
Welltower Inc	3.30%
Equinix Inc	3.30%
Ventas Inc	3.30%
Iberdrola SA	3.10%
Union Pacific Corp	3.00%
3i Infrastructure PLC	3.00%
American Electric Power Co Inc	2.90%
Greencoat UK Wind PLC/Funds	2.90%

Guinness Atkinson US Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson US Dividend Builder ETF
Class Name	Guinness Atkinson US Dividend Builder ETF
Trading Symbol	GAUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson US Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gaud/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson US Dividend Builder ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Material Change Date	Jun. 30, 2026
Net Assets	$ 244,017
Holdings Count | shares	0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$244,017
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Change [Text Block]	Material Fund Changes The Fund liquidated on June 30, 2026.
Guinness Atkinson Smart Transportation & Technology ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Smart Transportation & Technology ETF
Class Name	Guinness Atkinson Smart Transportation & Technology ETF
Trading Symbol	MOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/moto/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Smart Transportation & Technology ETF	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 1H 2026, the Guinness Atkinson Smart Transportation & Technology ETF produced a total return of 21.04% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Electronics (38.9% exposure) was the strongest category over the period, delivering an average return of +50.2% over the period. Equipment (34.0% exposure) was the second strongest category, returning +15.0% on average in the first half of the year. The weakest category was EV manufacturers (17.6% exposure), where the average company delivered -7.6% over the period.

  Within the Electronics category, Power Integrations (+137.3%), Renesas Electronics (+115.9%), and Infineon (+112.4%) were notable performers. All three benefited from robust growth in AI data centre spending and increasing confidence in the durability of this investment cycle. All three companies also benefited from a cyclical recovery in auto and industrial end markets.

  Within Equipment, we hold a 55.3% weighting to Components, a 34.9% weighting to Autonomous, and a 9.8% weighting to Batteries. The average Components name returned +4.2%, the average Autonomous position delivered +8.0%, and the average Batteries name returned +24.3% in the period. Within Equipment, the Batteries subsegment was boosted by strong performance from Samsung SDI, who benefitted from improving demand visibility across ESS in the US and robust EV demand in Europe. The company has also been bolstered by reports of potential collaboration with Hyundai Motor Group on solid-state batteries for early-stage robotics applications, building on an existing partnership in next generation battery technologies.

  The Fund's three top performers were Power Integrations (+137.3%), Renesas Electronics (+115.9%), and Infineon (+112.4%). As described above, all 3 names benefitted from robust growth in data centre spending and increased confidence in the durability of this investment cycle, as well as a cyclical recovery in auto and industrial end markets.

  The Fund's three weakest performers were Volkswagen (-29.8%), Mercedes Benz (-24.3%) and BYD (-24.2%). Shares in Volkswagen have weakened in recent months as investors have become increasingly concerned about the European macroeconomic outlook. Higher energy prices, rising interest rates and stagflation risks following the conflict in Iran have weighed on expectations for consumer demand, particularly for discretionary purchases such as new vehicles. Share price performance also reflects concerns around intensifying Chinese competition, the company's ongoing restructuring efforts and broader trade uncertainty.

Performance Past Does Not Indicate Future [Text]	The data presented represents past performance and cannot be used to predict future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	21.04%	39.57%	9.09%	17.31%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.77%

Performance Inception Date	Nov. 14, 2019
No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 9,717,418
Holdings Count | shares	38
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$9,717,418
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	6.00%
Infineon Technologies AG	5.60%
Quanta Services Inc	5.50%
Amphenol Corp	4.70%
Analog Devices Inc	4.20%
Alphabet Inc	4.00%
NVIDIA Corp	3.90%
Eaton Corp PLC	3.90%
Renesas Electronics Corp	3.90%
Siemens AG	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	6.00%
Infineon Technologies AG	5.60%
Quanta Services Inc	5.50%
Amphenol Corp	4.70%
Analog Devices Inc	4.20%
Alphabet Inc	4.00%
NVIDIA Corp	3.90%
Eaton Corp PLC	3.90%
Renesas Electronics Corp	3.90%
Siemens AG	3.50%

Guinness Atkinson Sustainable Energy ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Sustainable Energy ETF
Class Name	Guinness Atkinson Sustainable Energy ETF
Trading Symbol	SOLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Sustainable Energy ETF ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/solr/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Sustainable Energy ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 30, 2026
Net Assets	$ 4,555,362
Holdings Count | shares	0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2026)
Net Assets ($)	$4,555,362
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Change [Text Block]	Material Fund Changes The Fund liquidated on June 30, 2026.